SHARE CAPITAL (Details 5) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred stock outstanding, beginning balance	95,141	22,619
Deferred stock, issued	75,650	72,522
Deferred stock outstanding, end balance	170,791	95,141